Income Tax - Effective tax rate reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax
Income before provision for income tax	¥ 11,053,504	$ 1,580,632	¥ 11,675,546	¥ 10,688,701
Amount
PRC statutory income tax rate	2,763,376
Statutory tax rate difference between foreign jurisdiction and PRC	4,421
Changes in valuation allowance	8,761
Effect of cross-border tax laws(1)	381,110
Effect of preferential tax	(1,113,849)
Nontaxable or nondeductible items	89,533
Effect of super deduction on R&D expenses	(214,243)
Other adjustments	(13,873)
Total	¥ 1,905,236	$ 272,445	¥ 2,845,361	¥ 1,938,600
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
U.S. federal corporate marginal income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Different tax rates of operations in other jurisdictions	0.04%	0.04%	0.27%	0.36%
Value Allowance Movement	0.08%	0.08%	0.03%	0.03%
Effect of cross-border tax laws(1)	3.45%	3.45%
Effect of preferential tax rate	(10.08%)	(10.08%)	(7.42%)	(7.22%)
Non-deductible expenses	0.81%	0.81%	2.80%	0.82%
Effect of super deduction on R&D expenses	(1.94%)	(1.94%)	(1.16%)	(1.05%)
True up			0.17%	(1.69%)
Withholding tax on the earnings distributed			4.44%	1.89%
Others			0.24%	0.00%
Others (as a percent)	(0.12%)	(0.12%)
Effective income tax rate	17.24%	17.24%	24.37%	18.14%